Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share-based Compensation
Share-based compensation expense	$ 10,551,000	$ 11,637,000
Share-based compensation reclassified from liability to additional paid-in capital	4,563,000	15,351,000
Share-based compensation recorded as liability	441,000		$ 3,701,000
Unrecognized compensation cost	38,153,000
Liability
Share-based Compensation
Share-based compensation expense	1,303,000	3,297,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	9,248,000	8,340,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	5,700,000	7,196,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	4,614,000	4,228,000
Cost of revenues
Share-based Compensation
Share-based compensation expense	$ 237,000	$ 213,000